Related Parties - Related Parties (Details) - Related party Notes Payable [Member] - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 19, 2020	Mar. 31, 2020	Dec. 31, 2019
Principal Outstanding
Opening balance	$ 300,000		$ 318,078
Additions		300,000
Settled by the issuance of common shares			(318,078)
Ending Balance		$ 300,000
Accrued Interest
Accrued interest, opening balance			113,553
Interest expense			25,830
Conversion to equity			$ (139,383)